Development of exposures in the reporting period, Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Total Stages [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	€ 703,756
Movements in financial assets including new business	35,914
Transfers due to changes in creditworthiness	0
Changes due to modifications that did not result in derecognition	(227)
Changes in models
Financial assets that have been derecognized during the period	(69,863)
Recovery of written off amounts	146
Foreign exchange and other changes	9,060
Balance, end of the reporting period	678,787
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	663,707
Movements in financial assets including new business	29,175
Transfers due to changes in creditworthiness	1,240
Changes due to modifications that did not result in derecognition	(11)
Changes in models
Financial assets that have been derecognized during the period	(65,682)
Recovery of written off amounts	0
Foreign exchange and other changes	8,608
Balance, end of the reporting period	637,037
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	30,305
Movements in financial assets including new business	5,743
Transfers due to changes in creditworthiness	(2,344)
Changes due to modifications that did not result in derecognition	(8)
Changes in models
Financial assets that have been derecognized during the period	(1,766)
Recovery of written off amounts	0
Foreign exchange and other changes	405
Balance, end of the reporting period	32,335
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	7,726
Movements in financial assets including new business	1,058
Transfers due to changes in creditworthiness	1,104
Changes due to modifications that did not result in derecognition	(208)
Changes in models
Financial assets that have been derecognized during the period	(2,411)
Recovery of written off amounts	146
Foreign exchange and other changes	37
Balance, end of the reporting period	7,452
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	2,019
Movements in financial assets including new business	(61)
Transfers due to changes in creditworthiness
Changes due to modifications that did not result in derecognition	0
Changes in models
Financial assets that have been derecognized during the period	(4)
Recovery of written off amounts	0
Foreign exchange and other changes	10
Balance, end of the reporting period	€ 1,963